Document and Entity Information	Jan. 05, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000804269
Document Type	8-K
Document Period End Date	Jan. 05, 2026
Entity Registrant Name	General Motors Financial Company, Inc.
Entity Incorporation State Country Code	TX
Entity File Number	1-10667
Entity Tax Identification Number	75-2291093
Entity Address, Address Line One	801 Cherry Street
Entity Address, Address Line Two	Suite 3500
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	302-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M 5.250 Senior Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.250% Senior Notes due 2026
Trading Symbol	GM/26
Security Exchange Name	NYSE
M 6.150 Senior Notes Due 2035 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.150% Senior Notes due 2035
Trading Symbol	GM/35B
Security Exchange Name	NYSE